Deposits (Tables)	3 Months Ended
Jan. 31, 2023
Text Block [Abstract]
Summary of Deposit Liabilities

	As at
	January 31, 2023				October 31, 2022
(Millions of Canadian dollars)	Demand (1)	Notice (2)	Term (3)	Total	Demand (1)	Notice (2)	Term (3)	Total
Personal	$195,109	$60,439	$162,739	$418,287	$203,645	$64,743	$136,544	$404,932
Business and government	307,912	15,058	415,953	738,923	348,004	17,855	394,011	759,870
Bank	7,698	1,146	37,788	46,632	10,458	490	33,064	44,012
	$510,719	$76,643	$616,480	$1,203,842	$562,107	$83,088	$563,619	$1,208,814
Non-interest-bearing (4)
Canada	$140,886	$7,226	$174	$148,286	$149,737	$7,797	$466	$158,000
United States	44,851	–	–	44,851	52,702	–	–	52,702
Europe (5)	21	–	–	21	620	–	–	620
Other International	7,433	–	–	7,433	7,840	–	–	7,840
Interest-bearing (4)
Canada	295,237	16,645	444,655	756,537	305,779	17,982	409,586	733,347
United States	10,219	52,592	90,539	153,350	11,410	57,055	85,111	153,576
Europe (5)	6,457	180	63,137	69,774	28,276	254	52,144	80,674
Other International	5,615	–	17,975	23,590	5,743	–	16,312	22,055
	$510,719	$76,643	$616,480	$1,203,842	$562,107	$83,088	$563,619	$1,208,814

(1)	Demand deposits are deposits for which we do not have the right to require notice of withdrawal, which include both savings and chequing accounts.
(2)	Notice deposits are deposits for which we can legally require notice of withdrawal. These deposits are primarily savings accounts.
(3)	Term deposits are deposits payable on a fixed date, and include term deposits, guaranteed investment certificates and similar instruments.
(4)	The geographical splits of the deposits are based on the point of origin of the deposits and where the revenue is recognized. As at January 31, 2023, deposits denominated in U.S. dollars, British pounds, Euro and other foreign currencies were $451 billion,
$38
 billion,
$50
 billion and
$31
 billion, respectively
(October 31, 2022 – $465 billion, $35 billion, $50 billion and $30 billion, respectively).
(5)	Europe includes the United Kingdom, the Channel Islands, France and Luxembourg.

Summary of Contractual Maturities of Term Deposit Liabilities

Contractual maturities of term deposits

	As at
(Millions of Canadian dollars)	January 31 2023	October 31 2022
Within 1 year:
less than 3 months	$169,164	$159,602
3 to 6 months	79,638	61,996
6 to 12 months	155,578	156,531
1 to 2 years	57,494	49,225
2 to 3 years	45,745	42,809
3 to 4 years	34,562	27,609
4 to 5 years	36,996	33,835
Over 5 years	37,303	32,012
	$616,480	$563,619
Aggregate amount of term deposits in denominations of one hundred thousand dollars or more	$570,000	$521,000